Capital structure and financing - C.6. Net finnacial obligations, table 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in liabilities arising from financing activities [abstract]
Interest accretion, liabilities arising form financing activities	$ 20	$ 17
Transfers, liabilities arising form financing activities	(14)	3
Other non-cash movements, liabilities arising form financing activities	(36)	(10)
Changes In Net Debt [Abstract]
Net debt	5,837	5,902
Cash flows, net debt	1,780	(117)
Scope changes, net debt	414
Additions/acquisitions, net debt	123	68
Foreign exchange movements, net debt	(142)	(26)
Net debt	7,981	5,837
Bond and bank debt and financing
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	5,691	5,972
Cash flows, liabilities arising form financing activities	1,779	(274)
Scope changes, liabilities arising form financing activities	413
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0	0
Interest accretion, liabilities arising form financing activities	20	16
Foreign exchange movements, liabilities arising form financing activities	(108)	(10)
Transfers, liabilities arising form financing activities	(15)	(3)
Other non-cash movements, liabilities arising form financing activities	(36)	(10)
Liabilities arising from financing activities, end of period	7,744	5,691
Lease liabilities [member]
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	1,021	1,096
Cash flows, liabilities arising form financing activities	(137)	(116)
Scope changes, liabilities arising form financing activities	204
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	123	68
Interest accretion, liabilities arising form financing activities	0	1
Foreign exchange movements, liabilities arising form financing activities	(44)	(34)
Transfers, liabilities arising form financing activities	1	6
Other non-cash movements, liabilities arising form financing activities	0	0
Liabilities arising from financing activities, end of period	1,167	1,021
Cash and cash equivalents
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	875	1,164
Cash flows, assets	(169)	(272)
Additions/acquisitions, assets	0	0
Foreign exchange movements, assets	(10)	(17)
Assets, end of period	895	875
Changes In Net Debt [Abstract]
Scope changes, net debt	199
Other
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	0	2
Cash flows, assets	31	(2)
Foreign exchange movements, assets		0
Assets, end of period	35	$ 0
Changes In Net Debt [Abstract]
Scope changes, net debt	$ 4